Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate			$ 0.02
Expected term	6 years 1 month 9 days	6 years 1 month 9 days
Minimum [Member]
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Value of one ordinary share	$ 11.9	$ 7.86	$ 5.7
Expected volatility	65.36%	66.12%	61.31%
Risk-free interest rate	$ 0.64	$ 0.45
Expected term			4 years
Maximum [Member]
Share Capital (Details) - Schedule of fair value of options granted to employees on the date of grant was computed using the Black-Scholes model [Line Items]
Value of one ordinary share	$ 20.37	$ 10.5	$ 5.93
Expected volatility	66.49%	66.41%	62.56%
Risk-free interest rate	$ 0.0137	$ 0.0052
Expected term			5 years 6 months